Introduction and overview of Group's risk management - Interest rate risk (Details) - Interest rate risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase decrease in interest rate	1.00%	1.00%	1.00%
Effect of 1% (2020: 1%) increase on post tax loss	$ 6,343	$ 5,850	$ 3,041
Effect of 1% (2020: 1%) increase on post tax loss	$ (6,079)	$ (6,035)	$ (2,681)